Covidien International Finance S.A. - Condensed Consolidating Statement Of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	$ 2,095	$ 2,425	$ 2,182
Cash Flows From Investing Activities:
Capital expenditures	(482)	(526)	(467)
Acquisitions, net of cash acquired	(248)	(1,134)	(13)
Acquisition of licenses and technology	(33)	(52)	(6)
Sale of investments	49	31	17
Purchase of investments	(16)	(12)	(19)
Net decrease (increase) in intercompany loans	0	0	0
Decrease (increase) in investments in subsidiary	0	0	0
Other	8	15	8
Net cash provided by (used in) investing activities	(722)	(1,678)	(480)
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	(210)	95	(282)
Issuance of debt	1,629	1,240	0
Repayment of debt	(545)	(557)	(258)
Dividends paid	(487)	(434)	(396)
Repurchase of shares	(1,710)	(932)	(955)
Proceeds from exercise of share options	228	241	176
Transfer of cash and cash equivalents to Mallinckrodt	(180)	0	0
Payment of contingent consideration	(95)	(47)	(71)
Net intercompany loan (repayments) borrowings	0	0	0
Intercompany dividend received (paid)	0	0	0
Capital contribution	0	0	0
Redemption of subsidiary shares	0
Other	42	11	15
Net cash provided by (used in) financing activities	(1,328)	(383)	(1,771)
Effect of currency rate changes on cash	(43)	(1)	7
Net increase (decrease) in cash and cash equivalents	2	363	(62)
Cash and cash equivalents at beginning of year	1,866	1,503	1,565
Cash and cash equivalents at end of year	1,868	1,866	1,503
Covidien plc
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(165)	(103)	12
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisitions, net of cash acquired	0	0	0
Acquisition of licenses and technology	0	0	0
Sale of investments	0	0	0
Purchase of investments	0	0	0
Net decrease (increase) in intercompany loans	0	0	0
Decrease (increase) in investments in subsidiary	3,014	0	0
Other	0	0	0
Net cash provided by (used in) investing activities	3,014	0	0
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	0	0	0
Issuance of debt	0	0
Repayment of debt	0	0	0
Dividends paid	(487)	(434)	(396)
Repurchase of shares	(1,710)	(932)	(955)
Proceeds from exercise of share options	228	241	176
Transfer of cash and cash equivalents to Mallinckrodt	(154)
Payment of contingent consideration	0	0	0
Net intercompany loan (repayments) borrowings	(985)	1,176	1,103
Intercompany dividend received (paid)	0	0	0
Capital contribution	0	0	0
Redemption of subsidiary shares	0
Other	259	52	59
Net cash provided by (used in) financing activities	(2,849)	103	(13)
Effect of currency rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	(1)
Cash and cash equivalents at beginning of year	0	0	1
Cash and cash equivalents at end of year	0	0	0
Covidien Ltd.
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(13)	(186)	323
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisitions, net of cash acquired	0	0	0
Acquisition of licenses and technology	0	0	0
Sale of investments	0	0	0
Purchase of investments	0	0	0
Net decrease (increase) in intercompany loans	0	0	0
Decrease (increase) in investments in subsidiary	0	0	(199)
Other	0	0	0
Net cash provided by (used in) investing activities	0	0	(199)
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	0	0	0
Issuance of debt	0	0
Repayment of debt	0	0	0
Dividends paid	0	0	0
Repurchase of shares	0	0	0
Proceeds from exercise of share options	0	0	0
Transfer of cash and cash equivalents to Mallinckrodt	0
Payment of contingent consideration	0	0	0
Net intercompany loan (repayments) borrowings	13	186	(124)
Intercompany dividend received (paid)	0	0	0
Capital contribution	0	0	0
Redemption of subsidiary shares	0
Other	0	0	0
Net cash provided by (used in) financing activities	13	186	(124)
Effect of currency rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
CIFSA
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	421	464	438
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisitions, net of cash acquired	0	0	0
Acquisition of licenses and technology	0	0	0
Sale of investments	0	0	0
Purchase of investments	0	0	0
Net decrease (increase) in intercompany loans	2,083	(2,090)	(383)
Decrease (increase) in investments in subsidiary	(776)	(721)	0
Other	0	0	0
Net cash provided by (used in) investing activities	1,307	(2,811)	(383)
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	(210)	95	(282)
Issuance of debt	743	1,240
Repayment of debt	(500)	(508)	(253)
Dividends paid	0	0	0
Repurchase of shares	0	0	0
Proceeds from exercise of share options	0	0	0
Transfer of cash and cash equivalents to Mallinckrodt	0
Payment of contingent consideration	0	0	0
Net intercompany loan (repayments) borrowings	0	0	0
Intercompany dividend received (paid)	14	1,755	250
Capital contribution	0	0	0
Redemption of subsidiary shares	(1,700)
Other	0	0	0
Net cash provided by (used in) financing activities	(1,653)	2,582	(285)
Effect of currency rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	75	235	(230)
Cash and cash equivalents at beginning of year	404	169	399
Cash and cash equivalents at end of year	479	404	169
Other Subsidiaries
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	1,892	2,250	1,409
Cash Flows From Investing Activities:
Capital expenditures	(482)	(526)	(467)
Acquisitions, net of cash acquired	(248)	(1,134)	(13)
Acquisition of licenses and technology	(33)	(52)	(6)
Sale of investments	49	31	17
Purchase of investments	(16)	(12)	(19)
Net decrease (increase) in intercompany loans	0	0	0
Decrease (increase) in investments in subsidiary	0	0	0
Other	8	15	8
Net cash provided by (used in) investing activities	(722)	(1,678)	(480)
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	0	0	0
Issuance of debt	886	0
Repayment of debt	(45)	(49)	(5)
Dividends paid	0	0	0
Repurchase of shares	0	0	0
Proceeds from exercise of share options	0	0	0
Transfer of cash and cash equivalents to Mallinckrodt	(66)
Payment of contingent consideration	(95)	(47)	(71)
Net intercompany loan (repayments) borrowings	(1,111)	728	(596)
Intercompany dividend received (paid)	(14)	(1,755)	(250)
Capital contribution	776	721	199
Redemption of subsidiary shares	(1,314)
Other	(217)	(41)	(44)
Net cash provided by (used in) financing activities	(1,200)	(443)	(767)
Effect of currency rate changes on cash	(43)	(1)	7
Net increase (decrease) in cash and cash equivalents	(73)	128	169
Cash and cash equivalents at beginning of year	1,462	1,334	1,165
Cash and cash equivalents at end of year	1,389	1,462	1,334
Consolidating Adjustments
Cash Flows From Operating Activities:
Net cash provided by (used in) operating activities	(40)	0	0
Cash Flows From Investing Activities:
Capital expenditures	0	0	0
Acquisitions, net of cash acquired	0	0	0
Acquisition of licenses and technology	0	0	0
Sale of investments	0	0	0
Purchase of investments	0	0	0
Net decrease (increase) in intercompany loans	(2,083)	2,090	383
Decrease (increase) in investments in subsidiary	(2,238)	721	199
Other	0	0	0
Net cash provided by (used in) investing activities	(4,321)	2,811	582
Cash Flows From Financing Activities:
Net (repayment) issuance of commercial paper	0	0	0
Issuance of debt	0	0
Repayment of debt	0	0	0
Dividends paid	0	0	0
Repurchase of shares	0	0	0
Proceeds from exercise of share options	0	0	0
Transfer of cash and cash equivalents to Mallinckrodt	40
Payment of contingent consideration	0	0	0
Net intercompany loan (repayments) borrowings	2,083	(2,090)	(383)
Intercompany dividend received (paid)	0	0	0
Capital contribution	(776)	(721)	(199)
Redemption of subsidiary shares	3,014
Other	0	0	0
Net cash provided by (used in) financing activities	4,361	(2,811)	(582)
Effect of currency rate changes on cash	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	$ 0	$ 0	$ 0